Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of beginning of year	$ 11.0	$ 3.2	$ 18.1
Additions for tax positions of prior years	2.6	0.0	0.0
Additions for tax positions of current year	0.6	7.9	0.8
Reductions due to lapse of statutes and settlements	0.0	(0.1)	(15.7)
Balance as of the end of year	$ 14.2	$ 11.0	$ 3.2